PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,561,186	$ 4,749,917
Accumulated depreciation	(3,932,413)	(3,784,808)
Property and equipment, net	628,773	965,109
Computers Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,696,708	2,800,872
Accumulated depreciation	(2,347,083)	(2,257,797)
Property and equipment, net	349,625	543,075
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	184,368	192,988
Accumulated depreciation	(158,822)	(152,149)
Property and equipment, net	25,546	40,839
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	158,590	163,525
Accumulated depreciation	(124,667)	(106,826)
Property and equipment, net	33,923	56,699
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	405,192	422,234
Accumulated depreciation	(366,052)	(364,655)
Property and equipment, net	39,140	57,579
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,090,960	1,143,704
Accumulated depreciation	(935,789)	(903,381)
Property and equipment, net	155,171	240,323
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	25,368	26,594
Accumulated depreciation	0	0
Property and equipment, net	$ 25,368	$ 26,594